Members’ Capital (Details Narrative) - USD ($) $ / shares in Thousands, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015
Class of Stock [Line Items]
Series B preferred equity, issuance value	$ 1,900	$ 1,720
Class A Common Units [Member]
Class of Stock [Line Items]
Common stock, units outstanding	2,629	2,629
Series B Preferred Units [Member]
Class of Stock [Line Items]
Preferred units issued	19.0	17.2
Series B preferred equity, issuance value	$ 1,900	$ 1,720
Series B Preferred Units [Member] | Hoskins Group [Member]
Class of Stock [Line Items]
Preferred units issued			0.1
Preferred units, at closing			$ 10